Related Party Transactions - Additional Information (Details)					1 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Aug. 16, 2018	Jun. 27, 2017 CNY (¥)	Jun. 07, 2017 CNY (¥)	Mar. 29, 2016 CNY (¥)	Jun. 30, 2018 CNY (¥)	May 31, 2015 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Jul. 31, 2018 CNY (¥)
RELATED PARTY TRANSACTIONS
Drawdowns							¥ 4,991,000		¥ 4,991,000		$ 716,912
Total sublease income									0
Jack Huang | Commercial Loan Facility (the "Facility")
RELATED PARTY TRANSACTIONS
Term of commercial loan facility					3 years
Maximum borrowing capacity					¥ 15,000,000
ATA Education | Commercial Loan Facility (the "Facility")
RELATED PARTY TRANSACTIONS
Pledge agreement period					3 years
Interest rate (as a percent)					6.525%
Drawdowns												¥ 15,000,000
Interest expenses										¥ 249,683
Entities controlled by Chairman, Chief Executive Officer and certain management members | Disposal of ATA Online to entities controlled by Management
RELATED PARTY TRANSACTIONS
Equity interest transferred (in percent)	67.50%
ATA Learning and Zhongxiao Zhixing | Equity interest of ATA Online transferred from nominee shareholders
RELATED PARTY TRANSACTIONS
Consideration for sale of equity interest						¥ 10,000,000
Consideration transferred by General Counsel to CEO				¥ 1,000,000
ATA Learning and Zhongxiao Zhixing | Mr. Kevin Xiaofeng Ma | Equity interest of ATA Online transferred from nominee shareholders
RELATED PARTY TRANSACTIONS
Cash received			¥ 10,000,000
Master Mind | Sublease of Jianwai SOHO office
RELATED PARTY TRANSACTIONS
Total sublease income								¥ 207,346	0	¥ 0
Executive Partner of Tianjin Zhishang is the CEO and director of ATA Online | Disposal of equity interest in ZhiShang to Tianjin Zhishang by ATA Online
RELATED PARTY TRANSACTIONS
Equity interest to be sold (as a percent)		15.00%
Consideration of disposal		¥ 1,253,550
Huanqiuyimeng | Shanghai Aixue Culture Communication Co., Ltd. | President
RELATED PARTY TRANSACTIONS
Expenses prepaid on behalf of related party							1,038,494
Payment made from related party's operating expenses							1,037,126
Due from related parties							¥ 1,368		¥ 1,368